Other assets	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
8	Other assets

The other assets consist of the following:

	As of December 31,
	2016	2017
Current
Deposits	2,202	2,248
Prepayments	417	266
VAT receivable	372	379
Others	64	214

	3,055	3,107

Non-current
Prepayment for acquisition of fixed assets	122	—
Rental deposits	249	284

	371	284